Share capital	9 Months Ended
Sep. 30, 2021
3. Share capital

3. Share Capital:

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

On April 28, 2021, the company announced it has entered into a definitive agreement with institutional investors in a private placement of 3,669,724 shares of common stock and warrants to purchase 1,834,862 shares of common stock at a combined purchase price of $2.18 per share for gross proceeds of approximately $8,000,000 before deducting fees and other estimated offering expenses. The warrants will have an exercise price of $2.50 per share, will be immediately exercisable and will expire five years from the date of issuance. A.G.P./Alliance Global Partners is acting as sole placement agent for the private placement.

The private placement was completed on April 30, 2021, and the company raised $7,318,348.46 after deducting fees and other offering expense. In addition, the Company agreed to issue A.G.P. or its assigns warrants to purchase up to 183,486 shares of common stock at an exercise price of $2.50 per share. The Placement Agent Warrants will be immediately exercisable and will expire on the five-year anniversary of the date of offer and are subject to customary anti-dilution provisions.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods of up to six years and are equity-settled. As at September 30, 2021, one million options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the nine-month period ended September 30, 2021 and for options outstanding and exercisable at the end of the nine-month period ended September 30, 2021, the range of exercise price and the weighted average years to expiration.

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2020	6,500,000	$1.81	4.87
Expired / Cancelled	(200,000)	1.81	-
Granted	98,000	1.75	9.62
Outstanding, September 30, 2021	6,398,000	$1.81	4.08
Options exercisable	6,306,333	$1.80	4.02
(c)	Stock-based compensation:

Stock -based compensation includes stock and stock option granted to employees and contractors.

	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2021	2020	2021	2020
Stock options and stock compensation granted in:
2015	142,316	324,153	556,331	1,128,203
2018	-	-	-	-
2019	-	-	-	-
2020	11,880	52,858	117,596	291,292
2021	20,250	-	1,208,209	-
Total stock-based compensation expense recognized	$174,446	$377,011	$1,882,136	$1,419,495

The stock-based compensation expense is disaggregated in the statements of consolidated Statements of Operations as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020

Stock-based compensation pertaining to general and administrative	$91,408	$162,077	$1,486,374	$564,102
Stock-based compensation pertaining to research and development	83,038	214,934	395,762	855,393
Total	$174,446	$377,011	$1,882,136	$1,419,495

(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five year term. The warrants were valued at $200,000 and recorded as part of additional paid in capital.

During the nine-month period ended September 30, 2021, the Corporation issued 2,018,348 warrants in connection with one private placement referred to in note 3 (a). Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.50 with a five year term. The warrant was recorded as part of additional paid in capital at a total of $330,277.